Consolidated statement of financial position - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 14,054,475	$ 12,336,115
Trade and other receivables	20,425,640	33,310,642
Inventories	10,027,831	10,202,448
Other financial assets	851,543	1,860,928
Current tax assets	11,455,893	8,111,079
Other assets	3,797,677	2,769,029
Current Assets subtotal	60,613,059	68,590,241
Assets held for sale	46,746	24,865
Total current assets	60,659,805	68,615,106
Non-current assets
Trade and other receivables	32,136,361	29,781,088
Other financial assets	4,388,907	371,847
Investment in associates and joint ventures	8,651,873	8,418,632
Property, plant, and equipment	107,454,558	95,171,302
Natural and environmental resources	47,665,794	45,216,133
Right-of-use assets	980,411	841,636
Intangible assets	16,413,285	14,714,809
Non-current tax assets	12,908,124	10,530,057
Goodwill	5,145,785	4,846,667
Other assets	1,837,253	1,633,813
Total non-current assets	237,582,351	211,525,984
Total assets	298,242,156	280,141,090
Current liabilities
Loans and borrowings	11,287,944	15,550,008
Trade and other payables	19,302,124	18,891,434
Provisions for employee benefits	3,368,547	3,059,204
Current tax liabilities	2,769,379	2,869,225
Accrued liabilities and provisions	1,620,506	1,595,249
Other liabilities	1,286,971	1,599,443
Total current liabilities	39,635,471	43,564,563
Non-current liabilities
Loans and borrowings	108,677,087	90,265,519
Trade and other payables	14,811	27,280
Provisions for employee benefits	14,007,664	15,213,509
Non-current tax liabilities	14,928,665	13,567,513
Accrued liabilities and provisions	12,735,672	14,547,391
Other liabilities	2,329,347	2,702,835
Total non-current liabilities	152,693,246	136,324,047
Total liabilities	192,328,717	179,888,610
Equity
Subscribed and paid in capital	25,040,067	25,040,067
Additional paid in capital	6,607,699	6,607,699
Reserves	24,156,407	17,922,725
Other comprehensive income	11,912,209	8,674,648
Retained earnings	12,138,221	17,461,488
Equity attributable to owners of parent	79,854,603	75,706,627
Non-controlling interest	26,058,836	24,545,853
Total equity	105,913,439	100,252,480
Total liabilities and equity	$ 298,242,156	$ 280,141,090